Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Feb. 22, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Dec. 17, 2015	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
S&P Global ex US Broad Market Index (BMI) Net
Account Value [Line Items]
Account Value	$ 16,286	$ 16,209	$ 15,405	$ 14,850	$ 13,096	$ 14,763	$ 14,046	$ 14,011	$ 11,752	$ 13,095	$ 13,771	$ 14,982	$ 15,765	$ 15,613	$ 15,452		$ 14,475	$ 12,059	$ 12,032	$ 10,635	$ 12,587	$ 12,274	$ 11,911	$ 12,027	$ 11,441	$ 11,052	$ 12,273	$ 12,525	$ 13,148	$ 12,066	$ 11,551	$ 10,766	$ 10,096	$ 9,749	$ 9,720	$ 9,549	$ 8,675		$ 9,643	$ 10,133	$ 10,600	$ 9,720	$ 10,000
S&P Global ex US Broad Market Index (BMI) Net
Account Value [Line Items]
Account Value	879,987	875,826	832,396	802,424	707,644	797,689	758,983	757,099	635,017	707,598	744,088	809,553	851,865	843,638	834,957		782,143	651,597	650,119	574,661	680,119	663,243	643,599	649,850	618,205	597,188	663,160	676,769	710,421	651,991	624,151	581,726	545,557	526,800	525,191	515,954	468,738	$ 500,000
S&P Global ex US Broad Market Index (BMI) Net
Account Value [Line Items]
Account Value	10,655	10,605	10,079	9,716	8,569	9,659	9,190	9,167	7,689	8,568	9,010	9,803	10,315	10,215	10,110	$ 10,000
S&P Global ex-U.S. Small Cap Index Net
Account Value [Line Items]
Account Value	16,600	16,634	15,855	15,423	13,683	15,574	14,859	15,005	12,573	14,140	14,992	16,329	17,726	17,701	17,289		15,758	12,980	12,841	11,025	13,417	12,971	12,609	12,772	12,182	11,956	13,559	13,976	14,639	13,306	12,648	11,783	10,940	10,621	10,652	10,464	9,341		$ 10,186	$ 10,494	$ 10,841	$ 9,812	$ 10,000
S&P Global ex-U.S. Small Cap Index Net
Account Value [Line Items]
Account Value	835,047	836,760	797,585	775,873	688,329	783,453	747,494	754,843	632,483	711,318	754,176	821,424	891,686	890,433	869,713		$ 792,728	$ 652,939	$ 645,984	$ 554,626	$ 674,966	$ 652,500	$ 634,280	$ 642,507	$ 612,808	$ 601,455	$ 682,110	$ 703,056	$ 736,441	$ 669,345	$ 636,236	$ 592,736	$ 550,341	$ 534,291	$ 535,847	$ 526,403	$ 469,923	$ 500,000
S&P Global ex-U.S. Small Cap Index Net
Account Value [Line Items]
Account Value	$ 9,933	$ 9,954	$ 9,488	$ 9,229	$ 8,188	$ 9,319	$ 8,892	$ 8,979	$ 7,524	$ 8,461	$ 8,971	$ 9,771	$ 10,607	$ 10,592	$ 10,346	$ 10,000